Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 6, 2012
Registrant Name	dei_EntityRegistrantName	AMERICAN FUNDS INSURANCE SERIES
Central Index Key	dei_EntityCentralIndexKey	0000729528
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 5, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 6, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2012

Global Discovery Fund (Prospectus Summary): | Global Discovery Fund
Global Discovery Fund SM American Funds Insurance Series ��

Global Discovery Fund SM     American Funds Insurance Series ��

Summary Prospectus and Prospectus Supplement

December 5, 2012

(for Class 1 shares and Class 2 shares summary prospectuses of Global Discovery Fund dated May 1, 2012, and Class 1 shares and Class 2 shares prospectuses of American Funds Insurance Series dated May 1, 2012)

The following paragraph is added to the "Principal Risks" section of Global Discovery Fund���s summary prospectuses and the "Principal Risks" section of the Global Discovery Fund summary portion of the American Funds Insurance Series��� prospectuses:

On December 5, 2012, the Board of Trustees of the American Funds Insurance Series approved the merger of Global Discovery Fund into Global Growth Fund pursuant to Rule 17a-8 of the Investment Company Act of 1940. It is anticipated that the merger will be consummated in May of 2013; however, the fund reserves the right to delay the closing. At such time, beneficial owners of shares of Global Discovery Fund will automatically receive a proportionate number of shares of Global Growth Fund based on each fund���s net asset value at the time of the merger. Accordingly, when acquiring shares of Global Discovery Fund, you should also consider the strategies and risks of Global Growth Fund. Please see Global Growth Fund���s summary prospectus or the Global Growth Fund summary section of the American Funds Insurance Series prospectus for further information on the strategies and risks of Global Growth Fund.

Keep this supplement with your summary prospectus or prospectus

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012
Global Discovery Fund (Prospectus Summary): | Global Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global Discovery Fund SM American Funds Insurance Series ��
Supplement Text	ck0000729528_SupplementTextBlock

Global Discovery Fund SM     American Funds Insurance Series ��

Summary Prospectus and Prospectus Supplement

December 5, 2012

(for Class 1 shares and Class 2 shares summary prospectuses of Global Discovery Fund dated May 1, 2012, and Class 1 shares and Class 2 shares prospectuses of American Funds Insurance Series dated May 1, 2012)

Risk, Heading	rr_RiskHeading	The following paragraph is added to the "Principal Risks" section of Global Discovery Fund���s summary prospectuses and the "Principal Risks" section of the Global Discovery Fund summary portion of the American Funds Insurance Series��� prospectuses:
Risk, Narrative	rr_RiskNarrativeTextBlock

On December 5, 2012, the Board of Trustees of the American Funds Insurance Series approved the merger of Global Discovery Fund into Global Growth Fund pursuant to Rule 17a-8 of the Investment Company Act of 1940. It is anticipated that the merger will be consummated in May of 2013; however, the fund reserves the right to delay the closing. At such time, beneficial owners of shares of Global Discovery Fund will automatically receive a proportionate number of shares of Global Growth Fund based on each fund���s net asset value at the time of the merger. Accordingly, when acquiring shares of Global Discovery Fund, you should also consider the strategies and risks of Global Growth Fund. Please see Global Growth Fund���s summary prospectus or the Global Growth Fund summary section of the American Funds Insurance Series prospectus for further information on the strategies and risks of Global Growth Fund.

Supplement Closing	ck0000729528_SupplementClosingTextBlock	Keep this supplement with your summary prospectus or prospectus